Fair Value Measurements (Details) - Schedule of estimated fair value of private warrants - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 16, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Estimated Fair Value Of Private Warrants Abstract
Risk-free interest rate	1.92%	2.97%	1.27%	0.40%
Time to maturity (years)	6 years	5 years 6 months	5 years 2 months 15 days	5 years 3 months 14 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	15.30%		7.00%	23.10%
Probability of Acquisition	80.00%	30.00%	100.00%	70.00%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Unit Price (in Dollars per share)	$ 10	$ 11.34	$ 10.21	$ 11.01